Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SMEAD FUNDS TRUST
Entity Central Index Key	0001614370
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000146928 [Member]
Shareholder Report [Line Items]
Fund Name	Smead Value Fund
Class Name	Investor Class
Trading Symbol	SMVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2024, to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Investor Class/SMVLX)	$116	1.17%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the fiscal year 2025, the Smead Value Fund (Investor Class/SMVLX) lost (1.42)% versus a gain in the S&P 500 Index of 15% and a gain in the Russell 1000 Value Index of 7.25%.
TOP PERFORMANCE CONTRIBUTORS
Our best performers in the fiscal year were eBay, Inc. (EBAY US), Amgen, Inc. (AMGN US), and Cenovus Energy, Inc. (CVE CN).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal year were Lennar Corp. (LEN US), Macerich Co. (MAC US), and Target Corp. (TGT US).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2025	1 Year	5 Year	10 Year
Smead Value Fund (Investor Class/SMVLX)	(1.42)%	13.10%	10.58%
S&P 500® Index (Total Return)	15.00%	15.28%	14.63%
Russell 1000® Value Index (Total Return)	7.25%	12.01%	10.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 4,362,867,383
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 36,827,785
Investment Company Portfolio Turnover	16.25%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of November 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$4,362,867,383
Total number of portfolio holdings	28
Total advisory fees paid (after waivers)	$36,827,785
Portfolio turnover rate	16.25%

Holdings [Text Block]
Graphical Representation of Holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.6%
Merck & Co., Inc.	5.9%
American Express Co.	5.6%
Amgen, Inc.	5.5%
DR Horton, Inc.	5.4%
Cenovus Energy, Inc.	5.1%
Macerich Co. (The) – REIT	4.8%
Lennar Corp. – Class A	4.8%
APA Corp.	4.7%
Diamondback Energy, Inc.	3.7%
SECTOR ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.6%
Merck & Co., Inc.	5.9%
American Express Co.	5.6%
Amgen, Inc.	5.5%
DR Horton, Inc.	5.4%
Cenovus Energy, Inc.	5.1%
Macerich Co. (The) – REIT	4.8%
Lennar Corp. – Class A	4.8%
APA Corp.	4.7%
Diamondback Energy, Inc.	3.7%

C000146937 [Member]
Shareholder Report [Line Items]
Fund Name	Smead Value Fund
Class Name	Class Y
Trading Symbol	SVFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2024, to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class Y/SVFYX)	$80	0.80%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the fiscal year 2025, the Smead Value Fund (Class Y/SVFYX) lost (1.06)% versus a gain in the S&P 500 Index of 15% and a gain in the Russell 1000 Value Index of 7.25%.
TOP PERFORMANCE CONTRIBUTORS
Our best performers in the fiscal year were eBay, Inc. (EBAY US), Amgen, Inc. (AMGN US), and Cenovus Energy, Inc. (CVE CN).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal year were Lennar Corp. (LEN US), Macerich Co. (MAC US), and Target Corp. (TGT US).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class Y shares. It assumes a $10,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2025	1 Year	5 Year	10 Year
Smead Value Fund (Class Y/SVFYX)	(1.06)%	13.50%	11.00%
S&P 500® Index (Total Return)	15.00%	15.28%	14.63%
Russell 1000® Value Index (Total Return)	7.25%	12.01%	10.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 4,362,867,383
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 36,827,785
Investment Company Portfolio Turnover	16.25%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of November 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$4,362,867,383
Total number of portfolio holdings	28
Total advisory fees paid (after waivers)	$36,827,785
Portfolio turnover rate	16.25%

Holdings [Text Block]
Graphical Representation of Holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.6%
Merck & Co., Inc.	5.9%
American Express Co.	5.6%
Amgen, Inc.	5.5%
DR Horton, Inc.	5.4%
Cenovus Energy, Inc.	5.1%
Macerich Co. (The) – REIT	4.8%
Lennar Corp. – Class A	4.8%
APA Corp.	4.7%
Diamondback Energy, Inc.	3.7%
SECTOR ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.6%
Merck & Co., Inc.	5.9%
American Express Co.	5.6%
Amgen, Inc.	5.5%
DR Horton, Inc.	5.4%
Cenovus Energy, Inc.	5.1%
Macerich Co. (The) – REIT	4.8%
Lennar Corp. – Class A	4.8%
APA Corp.	4.7%
Diamondback Energy, Inc.	3.7%

C000146934 [Member]
Shareholder Report [Line Items]
Fund Name	Smead Value Fund
Class Name	Class R2
Trading Symbol	SVFKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2024, to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class R2/SVFKX)	$143	1.44%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the fiscal year 2025, the Smead Value Fund (Class R2/SVFKX) lost (1.69)% versus a gain in the S&P 500 Index of 15% and a gain in the Russell 1000 Value Index of 7.25%.
TOP PERFORMANCE CONTRIBUTORS
Our best performers in the fiscal year were eBay, Inc. (EBAY US), Amgen, Inc. (AMGN US), and Cenovus Energy, Inc. (CVE CN).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal year were Lennar Corp. (LEN US), Macerich Co. (MAC US), and Target Corp. (TGT US).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class R2 shares. It assumes a $25,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2025	1 Year	5 Year	10 Year
Smead Value Fund (Class R2/SVFKX)	(1.69)%	12.84%	10.69%
S&P 500® Index (Total Return)	15.00%	15.28%	14.63%
Russell 1000® Value Index (Total Return)	7.25%	12.01%	10.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 4,362,867,383
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 36,827,785
Investment Company Portfolio Turnover	16.25%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of November 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$4,362,867,383
Total number of portfolio holdings	28
Total advisory fees paid (after waivers)	$36,827,785
Portfolio turnover rate	16.25%

Holdings [Text Block]
Graphical Representation of Holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.6%
Merck & Co., Inc.	5.9%
American Express Co.	5.6%
Amgen, Inc.	5.5%
DR Horton, Inc.	5.4%
Cenovus Energy, Inc.	5.1%
Macerich Co. (The) – REIT	4.8%
Lennar Corp. – Class A	4.8%
APA Corp.	4.7%
Diamondback Energy, Inc.	3.7%
SECTOR ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.6%
Merck & Co., Inc.	5.9%
American Express Co.	5.6%
Amgen, Inc.	5.5%
DR Horton, Inc.	5.4%
Cenovus Energy, Inc.	5.1%
Macerich Co. (The) – REIT	4.8%
Lennar Corp. – Class A	4.8%
APA Corp.	4.7%
Diamondback Energy, Inc.	3.7%

C000146933 [Member]
Shareholder Report [Line Items]
Fund Name	Smead Value Fund
Class Name	Class R1
Trading Symbol	SVFDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2024, to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class R1/SVFDX)	$158	1.59%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the fiscal year 2025, the Smead Value Fund (Class R1/SVFDX) lost (1.83)% versus a gain in the S&P 500 Index of 15% and a gain in the Russell 1000 Value Index of 7.25%.
TOP PERFORMANCE CONTRIBUTORS
Our best performers in the fiscal year were eBay, Inc. (EBAY US), Amgen, Inc. (AMGN US), and Cenovus Energy, Inc. (CVE CN).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal year were Lennar Corp. (LEN US), Macerich Co. (MAC US), and Target Corp. (TGT US).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class R1 shares. It assumes a $25,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2025	1 Year	5 Year	10 Year
Smead Value Fund (Class R1/SVFDX)	(1.83)%	12.76%	10.26%
S&P 500® Index (Total Return)	15.00%	15.28%	14.63%
Russell 1000® Value Index (Total Return)	7.25%	12.01%	10.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 4,362,867,383
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 36,827,785
Investment Company Portfolio Turnover	16.25%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of November 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$4,362,867,383
Total number of portfolio holdings	28
Total advisory fees paid (after waivers)	$36,827,785
Portfolio turnover rate	16.25%

Holdings [Text Block]
Graphical Representation of Holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.6%
Merck & Co., Inc.	5.9%
American Express Co.	5.6%
Amgen, Inc.	5.5%
DR Horton, Inc.	5.4%
Cenovus Energy, Inc.	5.1%
Macerich Co. (The) – REIT	4.8%
Lennar Corp. – Class A	4.8%
APA Corp.	4.7%
Diamondback Energy, Inc.	3.7%
SECTOR ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.6%
Merck & Co., Inc.	5.9%
American Express Co.	5.6%
Amgen, Inc.	5.5%
DR Horton, Inc.	5.4%
Cenovus Energy, Inc.	5.1%
Macerich Co. (The) – REIT	4.8%
Lennar Corp. – Class A	4.8%
APA Corp.	4.7%
Diamondback Energy, Inc.	3.7%

C000146931 [Member]
Shareholder Report [Line Items]
Fund Name	Smead Value Fund
Class Name	Class I1
Trading Symbol	SVFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2024, to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class I1/SVFFX)	$88	0.88%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the fiscal year 2025, the Smead Value Fund (Class I1/SVFFX) lost (1.13)% versus a gain in the S&P 500 Index of 15% and a gain in the Russell 1000 Value Index of 7.25%.
TOP PERFORMANCE CONTRIBUTORS
Our best performers in the fiscal year were eBay, Inc. (EBAY US), Amgen, Inc. (AMGN US), and Cenovus Energy, Inc. (CVE CN).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal year were Lennar Corp. (LEN US), Macerich Co. (MAC US), and Target Corp. (TGT US).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class I1 shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2025	1 Year	5 Year	10 Year
Smead Value Fund (Class I1/SVFFX)	(1.13)%	13.41%	10.88%
S&P 500® Index (Total Return)	15.00%	15.28%	14.63%
Russell 1000® Value Index (Total Return)	7.25%	12.01%	10.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 4,362,867,383
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 36,827,785
Investment Company Portfolio Turnover	16.25%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of November 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$4,362,867,383
Total number of portfolio holdings	28
Total advisory fees paid (after waivers)	$36,827,785
Portfolio turnover rate	16.25%

Holdings [Text Block]
Graphical Representation of Holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.6%
Merck & Co., Inc.	5.9%
American Express Co.	5.6%
Amgen, Inc.	5.5%
DR Horton, Inc.	5.4%
Cenovus Energy, Inc.	5.1%
Macerich Co. (The) – REIT	4.8%
Lennar Corp. – Class A	4.8%
APA Corp.	4.7%
Diamondback Energy, Inc.	3.7%
SECTOR ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.6%
Merck & Co., Inc.	5.9%
American Express Co.	5.6%
Amgen, Inc.	5.5%
DR Horton, Inc.	5.4%
Cenovus Energy, Inc.	5.1%
Macerich Co. (The) – REIT	4.8%
Lennar Corp. – Class A	4.8%
APA Corp.	4.7%
Diamondback Energy, Inc.	3.7%

C000146929 [Member]
Shareholder Report [Line Items]
Fund Name	Smead Value Fund
Class Name	Class C
Trading Symbol	SVFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2024, to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class C/SVFCX)	$173	1.75%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the fiscal year 2025, the Smead Value Fund (Class C/SVFCX) lost (1.99)% versus a gain in the S&P 500 Index of 15% and a gain in the Russell 1000 Value Index of 7.25%.
TOP PERFORMANCE CONTRIBUTORS
Our best performers in the fiscal year were eBay, Inc. (EBAY US), Amgen, Inc. (AMGN US), and Cenovus Energy, Inc. (CVE CN).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal year were Lennar Corp. (LEN US), Macerich Co. (MAC US), and Target Corp. (TGT US).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the completed fiscal years of the Class C shares since its inception on April 16, 2020. It assumes a $25,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2025	1 Year	5 Year	Since Inception
Smead Value Fund (Class C/SVFCX)	(1.99)%	12.44%	16.98%
S&P 500® Index (Total Return)	15.00%	15.28%	11.19%
Russell 1000® Value Index (Total Return)	7.25%	12.01%	8.17%

Performance Inception Date	Apr. 16, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 4,362,867,383
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 36,827,785
Investment Company Portfolio Turnover	16.25%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of November 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$4,362,867,383
Total number of portfolio holdings	28
Total advisory fees paid (after waivers)	$36,827,785
Portfolio turnover rate	16.25%

Holdings [Text Block]
Graphical Representation of Holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.6%
Merck & Co., Inc.	5.9%
American Express Co.	5.6%
Amgen, Inc.	5.5%
DR Horton, Inc.	5.4%
Cenovus Energy, Inc.	5.1%
Macerich Co. (The) – REIT	4.8%
Lennar Corp. – Class A	4.8%
APA Corp.	4.7%
Diamondback Energy, Inc.	3.7%
SECTOR ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.6%
Merck & Co., Inc.	5.9%
American Express Co.	5.6%
Amgen, Inc.	5.5%
DR Horton, Inc.	5.4%
Cenovus Energy, Inc.	5.1%
Macerich Co. (The) – REIT	4.8%
Lennar Corp. – Class A	4.8%
APA Corp.	4.7%
Diamondback Energy, Inc.	3.7%

C000146930 [Member]
Shareholder Report [Line Items]
Fund Name	Smead Value Fund
Class Name	Class A
Trading Symbol	SVFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2024, to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class A/SVFAX)	$112	1.13%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the fiscal year 2025, the Smead Value Fund (Class A/SVFAX) lost (1.38)% versus a gain in the S&P 500 Index of 15% and a gain in the Russell 1000 Value Index of 7.25%.
TOP PERFORMANCE CONTRIBUTORS
Our best performers in the fiscal year were eBay, Inc. (EBAY US), Amgen, Inc. (AMGN US), and Cenovus Energy, Inc. (CVE CN).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal year were Lennar Corp. (LEN US), Macerich Co. (MAC US), and Target Corp. (TGT US).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class A shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2025	1 Year	5 Year	10 Year
Smead Value Fund (Class A/SVFAX) with sales charge	(7.05)%	11.79%	9.95%
Smead Value Fund (Class A/SVFAX)	(1.38)%	13.12%	10.61%
S&P 500® Index (Total Return)	15.00%	15.28%	14.63%
Russell 1000® Value Index (Total Return)	7.25%	12.01%	10.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 4,362,867,383
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 36,827,785
Investment Company Portfolio Turnover	16.25%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of November 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$4,362,867,383
Total number of portfolio holdings	28
Total advisory fees paid (after waivers)	$36,827,785
Portfolio turnover rate	16.25%

Holdings [Text Block]
Graphical Representation of Holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.6%
Merck & Co., Inc.	5.9%
American Express Co.	5.6%
Amgen, Inc.	5.5%
DR Horton, Inc.	5.4%
Cenovus Energy, Inc.	5.1%
Macerich Co. (The) – REIT	4.8%
Lennar Corp. – Class A	4.8%
APA Corp.	4.7%
Diamondback Energy, Inc.	3.7%
SECTOR ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.6%
Merck & Co., Inc.	5.9%
American Express Co.	5.6%
Amgen, Inc.	5.5%
DR Horton, Inc.	5.4%
Cenovus Energy, Inc.	5.1%
Macerich Co. (The) – REIT	4.8%
Lennar Corp. – Class A	4.8%
APA Corp.	4.7%
Diamondback Energy, Inc.	3.7%

C000233728 [Member]
Shareholder Report [Line Items]
Fund Name	Smead International Value Fund
Class Name	Class A
Trading Symbol	SVXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2024, to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead International Value Fund (Class A/SVXAX)	$165	1.42%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The fiscal year 2025 in the Smead International Value Fund (Class A/SVXAX) produced 32.92% for the shareholders compared to 24.50% for the MSCI EAFE NR Index and 26.04% for the MSCI ACWI ex-US NR Index.
TOP PERFORMANCE CONTRIBUTORS
Our best performers in the fiscal year were Bawag Group AG (BG AV), Unicredit SpA (UCG IM), and Bankinter SA (BKT SM).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal year were West Fraser Timber Co. Ltd. (WFG CN), Pandora AS (PNDORA DC), and Thungela Resources Ltd. (TGA SJ).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class A shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2025	1 Year	5 Year	10 Year
Smead International Value Fund (Class A/SVXAX) with sales charge	25.29%	19.09%	10.41%
Smead International Value Fund (Class A/SVXAX)	32.92%	20.51%	11.07%
MSCI All Country World Index ex-USA (Net-USD)	26.04%	8.41%	7.89%
MSCI EAFE Index Net	24.50%	9.27%	7.72%

Performance Inception Date	Jan. 12, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 198,098,727
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 1,263,831
Investment Company Portfolio Turnover	29.80%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of November 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$198,098,727
Total number of portfolio holdings	28
Total advisory fees paid (after waivers)	$1,263,831
Portfolio turnover rate	29.80%

Holdings [Text Block]
Graphical Representation of Holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Cenovus Energy, Inc.	13.5%
BAWAG Group AG	9.2%
Strathcona Resources Ltd.	8.4%
UniCredit SpA	6.1%
Bankinter SA	5.1%
Barclays PLC	4.9%
Tamarack Valley Energy Ltd.	4.4%
Roche Holding AG	4.3%
Glencore PLC	4.2%
Frontline PLC	4.1%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Cenovus Energy, Inc.	13.5%
BAWAG Group AG	9.2%
Strathcona Resources Ltd.	8.4%
UniCredit SpA	6.1%
Bankinter SA	5.1%
Barclays PLC	4.9%
Tamarack Valley Energy Ltd.	4.4%
Roche Holding AG	4.3%
Glencore PLC	4.2%
Frontline PLC	4.1%

C000233724 [Member]
Shareholder Report [Line Items]
Fund Name	Smead International Value Fund
Class Name	Class C
Trading Symbol	SVXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2024, to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead International Value Fund (Class C/SVXCX)	$232	2.00%

Expenses Paid, Amount	$ 232
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The fiscal year 2025 in the Smead International Value Fund (Class C/SVXCX) produced 32.17% for the shareholders compared to 24.50% for the MSCI EAFE NR Index and 26.04% for the MSCI ACWI ex-US NR Index.
TOP PERFORMANCE CONTRIBUTORS
Our best performers in the fiscal year were Bawag Group AG (BG AV), Unicredit SpA (UCG IM), and Bankinter SA (BKT SM).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal year were West Fraser Timber Co. Ltd. (WFG CN), Pandora AS (PNDORA DC), and Thungela Resources Ltd. (TGA SJ).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class C shares. It assumes a $25,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2025	1 Year	5 Year	10 Year
Smead International Value Fund (Class C/SVXCX)	32.17%	19.84%	10.43%
MSCI All Country World Index ex-USA (Net-USD)	26.04%	8.41%	7.89%
MSCI EAFE Index Net	24.50%	9.27%	7.72%

Performance Inception Date	Jan. 12, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 198,098,727
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 1,263,831
Investment Company Portfolio Turnover	29.80%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of November 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$198,098,727
Total number of portfolio holdings	28
Total advisory fees paid (after waivers)	$1,263,831
Portfolio turnover rate	29.80%

Holdings [Text Block]
Graphical Representation of Holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Cenovus Energy, Inc.	13.5%
BAWAG Group AG	9.2%
Strathcona Resources Ltd.	8.4%
UniCredit SpA	6.1%
Bankinter SA	5.1%
Barclays PLC	4.9%
Tamarack Valley Energy Ltd.	4.4%
Roche Holding AG	4.3%
Glencore PLC	4.2%
Frontline PLC	4.1%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Cenovus Energy, Inc.	13.5%
BAWAG Group AG	9.2%
Strathcona Resources Ltd.	8.4%
UniCredit SpA	6.1%
Bankinter SA	5.1%
Barclays PLC	4.9%
Tamarack Valley Energy Ltd.	4.4%
Roche Holding AG	4.3%
Glencore PLC	4.2%
Frontline PLC	4.1%

C000233723 [Member]
Shareholder Report [Line Items]
Fund Name	Smead International Value Fund
Class Name	Class I1
Trading Symbol	SVXFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2024, to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead International Value Fund (Class I1/SVXFX)	$132	1.13%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The fiscal year 2025 in the Smead International Value Fund (Class I1/SVXFX) produced 33.30% for the shareholders compared to 24.50% for the MSCI EAFE NR Index and 26.04% for the MSCI ACWI ex-US NR Index.
TOP PERFORMANCE CONTRIBUTORS
Our best performers in the fiscal year were Bawag Group AG (BG AV), Unicredit SpA (UCG IM), and Bankinter SA (BKT SM).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal year were West Fraser Timber Co. Ltd. (WFG CN), Pandora AS (PNDORA DC), and Thungela Resources Ltd. (TGA SJ).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class I1 shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2025	1 Year	5 Year	10 Year
Smead International Value Fund (Class I1/SVXFX)	33.30%	20.85%	11.38%
MSCI All Country World Index ex-USA (Net-USD)	26.04%	8.41%	7.89%
MSCI EAFE Index Net	24.50%	9.27%	7.72%

Performance Inception Date	Jan. 12, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 198,098,727
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 1,263,831
Investment Company Portfolio Turnover	29.80%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of November 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$198,098,727
Total number of portfolio holdings	28
Total advisory fees paid (after waivers)	$1,263,831
Portfolio turnover rate	29.80%

Holdings [Text Block]
Graphical Representation of Holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Cenovus Energy, Inc.	13.5%
BAWAG Group AG	9.2%
Strathcona Resources Ltd.	8.4%
UniCredit SpA	6.1%
Bankinter SA	5.1%
Barclays PLC	4.9%
Tamarack Valley Energy Ltd.	4.4%
Roche Holding AG	4.3%
Glencore PLC	4.2%
Frontline PLC	4.1%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Cenovus Energy, Inc.	13.5%
BAWAG Group AG	9.2%
Strathcona Resources Ltd.	8.4%
UniCredit SpA	6.1%
Bankinter SA	5.1%
Barclays PLC	4.9%
Tamarack Valley Energy Ltd.	4.4%
Roche Holding AG	4.3%
Glencore PLC	4.2%
Frontline PLC	4.1%

C000233727 [Member]
Shareholder Report [Line Items]
Fund Name	Smead International Value Fund
Class Name	Class Y
Trading Symbol	SVXYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2024, to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead International Value Fund (Class Y/SVXYX)	$117	1.00%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The fiscal year 2025 in the Smead International Value Fund (Class Y/SVXYX) produced 33.51% for the shareholders compared to 24.50% for the MSCI EAFE NR Index and 26.04% for the MSCI ACWI ex-US NR Index.
TOP PERFORMANCE CONTRIBUTORS
Our best performers in the fiscal year were Bawag Group AG (BG AV), Unicredit SpA (UCG IM), and Bankinter SA (BKT SM).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal year were West Fraser Timber Co. Ltd. (WFG CN), Pandora AS (PNDORA DC), and Thungela Resources Ltd. (TGA SJ).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class Y shares. It assumes a $10,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2025	1 Year	5 Year	10 Year
Smead International Value Fund (Class Y/SVXYX)	33.51%	21.02%	11.53%
MSCI All Country World Index ex-USA (Net-USD)	26.04%	8.41%	7.89%
MSCI EAFE Index Net	24.50%	9.27%	7.72%

Performance Inception Date	Jan. 12, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 198,098,727
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 1,263,831
Investment Company Portfolio Turnover	29.80%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of November 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$198,098,727
Total number of portfolio holdings	28
Total advisory fees paid (after waivers)	$1,263,831
Portfolio turnover rate	29.80%

Holdings [Text Block]
Graphical Representation of Holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Cenovus Energy, Inc.	13.5%
BAWAG Group AG	9.2%
Strathcona Resources Ltd.	8.4%
UniCredit SpA	6.1%
Bankinter SA	5.1%
Barclays PLC	4.9%
Tamarack Valley Energy Ltd.	4.4%
Roche Holding AG	4.3%
Glencore PLC	4.2%
Frontline PLC	4.1%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Cenovus Energy, Inc.	13.5%
BAWAG Group AG	9.2%
Strathcona Resources Ltd.	8.4%
UniCredit SpA	6.1%
Bankinter SA	5.1%
Barclays PLC	4.9%
Tamarack Valley Energy Ltd.	4.4%
Roche Holding AG	4.3%
Glencore PLC	4.2%
Frontline PLC	4.1%

C000233726 [Member]
Shareholder Report [Line Items]
Fund Name	Smead International Value Fund
Class Name	Investor Class
Trading Symbol	SVXLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2024, to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead International Value Fund (Investor Class/SVXLX)	$146	1.25%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The fiscal year 2025 in the Smead International Value Fund (Investor Class/SVXLX) produced 33.15% for the shareholders compared to 24.50% for the MSCI EAFE NR Index and 26.04% for the MSCI ACWI ex-US NR Index.
TOP PERFORMANCE CONTRIBUTORS
Our best performers in the fiscal year were Bawag Group AG (BG AV), Unicredit SpA (UCG IM), and Bankinter SA (BKT SM).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal year were West Fraser Timber Co. Ltd. (WFG CN), Pandora AS (PNDORA DC), and Thungela Resources Ltd. (TGA SJ).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2025	1 Year	5 Year	10 Year
Smead International Value Fund (Investor Class/SVXLX)	33.15%	20.71%	11.24%
MSCI All Country World Index ex-USA (Net-USD)	26.04%	8.41%	7.89%
MSCI EAFE Index Net	24.50%	9.27%	7.72%

Performance Inception Date	Jan. 12, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 198,098,727
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 1,263,831
Investment Company Portfolio Turnover	29.80%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of November 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$198,098,727
Total number of portfolio holdings	28
Total advisory fees paid (after waivers)	$1,263,831
Portfolio turnover rate	29.80%

Holdings [Text Block]
Graphical Representation of Holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Cenovus Energy, Inc.	13.5%
BAWAG Group AG	9.2%
Strathcona Resources Ltd.	8.4%
UniCredit SpA	6.1%
Bankinter SA	5.1%
Barclays PLC	4.9%
Tamarack Valley Energy Ltd.	4.4%
Roche Holding AG	4.3%
Glencore PLC	4.2%
Frontline PLC	4.1%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Cenovus Energy, Inc.	13.5%
BAWAG Group AG	9.2%
Strathcona Resources Ltd.	8.4%
UniCredit SpA	6.1%
Bankinter SA	5.1%
Barclays PLC	4.9%
Tamarack Valley Energy Ltd.	4.4%
Roche Holding AG	4.3%
Glencore PLC	4.2%
Frontline PLC	4.1%